February 3, 2011
VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:	Causeway Capital Management Trust
Causeway International Value Fund
Causeway Global Value Fund
Causeway Emerging Markets Fund
Causeway International Opportunities Fund
File Nos. 333-67552; 811-10467
Post-Effective Amendment No. 20 Filing Pursuant to 497(j)
Ladies and Gentlemen:
     Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), I hereby certify on behalf of the Causeway International Value Fund, the Causeway Global Value Fund, the Causeway Emerging Markets Fund and the Causeway International Opportunities Fund that the Prospectuses and Statements of Additional Information dated January 31, 2011 that would have been filed pursuant to Rule 497(c) of the 1933 Act do not differ from those filed as part of Post-Effective Amendment No. 20 filed electronically on January 31, 2011.
     Please do not hesitate to contact me at (310) 231-6117 should you have any questions.

Sincerely,
/s/ Turner Swan
Turner Swan
President, Causeway Capital Management Trust